Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

As of June 30, 2011, the liability for gross unrecognized tax benefits was $15,000. During the three and nine-months ended March 31, 2012, there were no significant changes to the total gross unrecognized tax benefits. It is expected that the amount of unrecognized tax benefits for positions which the Company has identified will not change significantly in the next twelve months.

The Company files income tax returns in the United States (U.S.) federal jurisdiction as well as various state jurisdictions. The Company is subject to U.S. federal income tax examinations by tax authorities for fiscal years after 1996. The Company may also be subject to state income tax examinations whose regulations vary by jurisdiction.

6. Income Taxes

The components of income tax expense (benefit) for each of the years in the three-year period ended June 30, 2011 consist of the following (in thousands):

	For the fiscal year ended June 30,
	Current	2011 Deferred	Total	Current	2010 Deferred	Total	Current	2009 Deferred	Total
Federal	$(3)	$-	$(3)	$(109)	$-	$(109)	$(48)	$-	$(48)
State	11	-	11	21	-	21	55	-	55
Total	$8	$-	$8	$(88)	$-	$(88)	$7	$-	$7

A reconciliation of our statutory tax expense (benefit) to our actual tax expense (benefit) is as follows:

	For the years ended June 30,
	2011	2010	2009
Federal statutory rate at 34 percent	$(1,267)	$(767)	$(1,500)
State taxes, net of federal tax expense (benefit) and state valuation allowance	(125)	(36)	(83)
Nondeductible expenses	47	52	50
Stock –based compensation	52	77	108
General business credits	(20)	(77)	(220)
Net operating loss carryback claim	-	(84)	-
Adjustments to Net operating loss' and credits	4,236	2,061	937
Other	(9)	(11)	(8)
Change in valuation allowance	(2,906)	(1,303)	723
	$8	$(88)	$7

The components of our net deferred tax assets and liabilities are as follows (in thousands):

	June 30,
	2011	2010
Deferred Tax Assets:
Non-Current:
Net operating loss carry forward	$31,473	$33,826
Definite-lived intangibles	2,482	2,935
Alternative minimum tax credit	3	9
Federal and state general business credits	865	975
Non-qualified stock-based compensation	535	461
Property, plant and equipment	53	-
Current:
Accrued expenses	330	438
Gross deferred tax assets	35,741	38,644
Deferred Tax Liabilities:
Non-Current:
Property, plant and equipment	-	(15)
Gross deferred tax liabilities	-	(15)
Net deferred tax assets before valuation allowance	35,741	38,629
Less: valuation allowance	(35,741)	(38,629)
Total net deferred tax asset	$-	$-

Included in the valuation allowance amounts above is $538,000 as of June 30, 2011 and 2010, which is attributable to increases in the net operating loss carry forwards resulting from the exercise of stock options. These amounts will be recorded as an increase to additional paid-in-capital if it is determined in the future that this portion of the valuation allowance is no longer required, and the net operating loss generated by these deductions is utilized on the tax return.

At June 30, 2011, the expiration dates and amounts of our net operating loss carryforwards and credits for federal income tax purposes are as follows (in thousands):

Years expiring (in thousands)	Net Operating Loss	Credits
June 30, 2012	$8,114	$-
June 30, 2013 – June 30, 2017	15,907	-
June 30, 2018 – June 30, 2022	29,277	-
June 30, 2023 – June 30, 2031	32,210	660

	$85,508	$660

The Company completed a Section 382 analysis of the net operating loss carryforwards through February 1, 2006. Through that analysis it was determined that none of the remaining pre-February 1, 2006 net operating loss carryforwards are subject to a Section 382 limitation. Net operating losses generated since February 1, 2006 have not been analyzed for any Section 382 limitations and therefore may or may not be fully realizable in the future.

As of June 30, 2011, we had approximately $15,000 of unrecognized tax benefits related to state tax liabilities which would favorably impact the effective income tax rate in any future period, if recognized. During the year ended June 30, 2011, there were no significant changes to the total gross unrecognized tax benefits. It is expected that the amount of unrecognized tax benefits for positions which we have identified will not change significantly in the next twelve months.

We recognize accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. We file income tax returns in the United States (U.S.) federal jurisdiction as well as various state jurisdictions. We are subject to U.S. federal income tax examinations by tax authorities for fiscal years after 1996 due to unexpired net operating loss carryforwards originating in and subsequent to that fiscal year. Income tax examinations we may be subject to for the various state taxing authorities vary by jurisdiction.